NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
New Accounting Standards

NOTE 2. NEW ACCOUNTING STANDARDS

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, cash flows or disclosures.

SEMPRA ENERGY, SDG&E AND SOCALGAS

Accounting Standards Update (ASU) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs)” (ASU 2011-04): ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures, and provides changes in the wording used to describe the requirements for measuring fair value and disclosing information about fair value measurement. ASU 2011-04 results in common fair value measurement and disclosure requirements under both U.S. GAAP and IFRSs.

ASU 2011-04 expands fair value measurement disclosures for Level 3 instruments to require quantitative information about the unobservable inputs
  a description of the valuation process
  a qualitative discussion about the sensitivity of the measurements

We adopted ASU 2011-04 on January 1, 2012 and it did not affect our financial position, results of operations or cash flows. We provide the required disclosure in Note 11.

ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-12), and ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02): ASU 2011-05 amends ASC Topic 220, Comprehensive Income, and eliminates the option to report other comprehensive income and its components in the statement of changes in equity. The ASU allows an entity an option to present the components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements.

ASU 2011-05 does not change the items that must be reported in other comprehensive income, when an item of other comprehensive income must be reclassified to net income, or the earnings per share computation.

ASU 2011-12 defers the requirement to separately present on the face of the statement of operations or statement of comprehensive income reclassification adjustments for items that are reclassified from other comprehensive income to net income.

ASU 2013-02 requires an entity to present, either on the face of the statement of operations or in the notes to financial statements, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

We adopted ASU 2011-05 on January 1, 2012 and have elected to present the components of net income and other comprehensive income in two separate, but consecutive, statements for all periods presented. We will adopt ASU 2013-02 on January 1, 2013 as required and do not expect it to affect our financial position, results of operations or cash flows. We will provide the additional disclosure in our 2013 interim financial statements.

ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11) and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU 2013-01): In order to allow for balance sheet comparison between U.S. GAAP and IFRSs, ASU 2011-11 requires enhanced disclosures related to financial assets and liabilities eligible for offsetting in the statement of financial position. An entity will have to disclose both gross and net information about financial instruments and transactions subject to a master netting arrangement and eligible for offset, including cash collateral received and posted.

ASU 2013-01 clarifies that the scope of ASU 2011-11 applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

We will adopt ASU 2011-11 and ASU 2013-01 on January 1, 2013 as required and do not expect them to affect our financial position, results of operations or cash flows. We will provide the additional disclosure in our 2013 interim financial statements.

ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (ASU 2012-02): ASU 2012-02 amends ASC Topic 350, Intangibles – Goodwill and Others, to provide an option to first make a qualitative assessment of whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount before applying the quantitative impairment test. An entity is required to perform the quantitative test only if it determines that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount.

We adopted ASU 2012-02 for our annual impairment testing of indefinite-lived intangible assets at Sempra Mexico, which comprise all of our indefinite-lived intangible assets, as of October 1, 2012. We determined that it is not more likely than not that the fair value of the indefinite-lived intangible assets is less than their carrying amount, therefore adopting ASU 2012-02 did not affect our financial statements.